Summary of significant accounting policies - Variable interest entity (Details) - Beijing WFOE	12 Months Ended
Dec. 31, 2020
Shareholders' Voting Rights Proxy Agreement
Significant accounting policies
Power of attorney, term	10 years
Notice period for termination of agreement	30 days
Power of attorney, renewal period	1 year
Exclusive Business Cooperation Agreements
Significant accounting policies
Extended term of agreement	10 years
Percentage of consolidated profit, base for fees on technical support and consulting services	100.00%